Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Socially Responsible Fund

(the “Fund”)

Supplement dated May 7, 2018, to the Fund’s

Prospectus dated January 1, 2018, as amended

Effective May 7, 2018:

In the section entitled “Fund Summary: Socially Responsible Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Lead Portfolio Manager	2012
Jane Bayar Algieri Co-Portfolio Manager	2015

In the section entitled “Management – Investment Subadvisers,” the third paragraph with respect to SunAmerica Asset Management, LLC (“SunAmerica”) on page 81 of the Prospectus is deleted in its entirety and replaced with the following:

The Socially Responsible Fund is managed by a team consisting of Timothy Campion and Jane Bayar Algieri, with Mr. Campion serving as team leader. Mr. Campion is a Senior Vice President and Portfolio Manager at SunAmerica. He is responsible for the management and trading of a wide variety of social and domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Bayar Algieri joined SunAmerica in 2004. She is a Portfolio Manager on index and social funds. Previously at SunAmerica, Ms. Bayar Algieri was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Socially Responsible Fund

(the “Fund”)

Supplement dated May 7, 2018, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2017, as amended

Effective May 7, 2018, in the section entitled “Portfolio Managers – Other Accounts,” all information regarding Kara Murphy is deleted with respect to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.